PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 5,357
Balance, end of the year	5,457	$ 5,357
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	5,417	4,969
Acquisitions through business combinations	281	650
Additions	271	248
Disposals	(34)	(28)
Foreign currency translation	262	(422)
Reclassification to assets held for sale	(746)	0
Balance, end of the year	5,451	5,417
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	659	585
Revaluation gains, net	55	74
Reclassification to assets held for sale	42	0
Balance, end of the year	756	659
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(719)	(531)
Depreciation	(267)	(231)
Disposals	22	22
Foreign currency translation	(8)	21
Reclassification to assets held for sale	222	0
Balance, end of the year	$ (750)	$ (719)